united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Fair Value

	COMMON STOCK - 86.2%
	AUTO MANUFACTURERS - 0.8%
40,000	Tesla Motors, Inc. *	$ 11,132,000

	AUTO PARTS & EQUIPMENT - 6.2%
184,000	Lear Corp.	26,050,720
587,000	Magna International, Inc.	25,334,920
255,600	WABCO Holdings, Inc. *	30,012,552
		81,398,192
	BIOTECHNOLOGY - 12.4%
525,000	Acceleron Pharma, Inc. *	13,896,750
448,000	Bluebird Bio, Inc. *	40,723,200
230,000	Celgene Corp. *	28,618,900
496,000	Five Prime Therapeutics, Inc. *	17,930,400
340,000	Loxo Oncology, Inc. *	14,307,200
405,000	Seattle Genetics, Inc. *	25,458,300
676,400	Stemline Therapeutics, Inc. *	5,783,220
1,203,500	Veracyte, Inc. *	11,048,130
156,000	WaVe Life Sciences, Ltd. *	4,290,000
		162,056,100
	BUILDING MATERIALS - 2.9%
310,000	Masonite International Corp. *	24,567,500
110,000	Vulcan Materials Co.	13,252,800
		37,820,300
	COMMERCIAL SERVICES - 9.0%
900,000	KAR Auction Services, Inc.	39,303,000
704,100	Macquarie Infrastructure Corp.	56,736,378
590,000	Rollins, Inc.	21,906,700
		117,946,078
	DISTRIBUTION/WHOLESALE - 1.0%
90,000	Watsco, Inc.	12,886,200

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
428,600	Aircastle, Ltd.	10,342,118

	ELECTRIC - 2.9%
1,418,600	8Point3 Energy Partners LP #	19,250,402
895,000	Atlantica Yield plc	18,759,200
		38,009,602
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
100,000	Acuity Brands, Inc.	20,400,000

	ELECTRONICS - 1.7%
295,000	Arrow Electronics, Inc. *	21,655,950

	ENERGY-ALTERNATE SOURCES - 3.2%
735,000	NextEra Energy Partners LP	24,350,550
835,000	Pattern Energy Group, Inc.	16,808,550
		41,159,100
	ENVIRONMENTAL CONTROL - 1.2%
175,000	Waste Connections, Inc.	15,438,500

	FOOD - 2.1%
3,887,000	SunOpta, Inc. *	27,014,650

	HAND/MACHINE TOOLS - 2.1%
160,000	Snap-on, Inc.	26,987,200

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Fair Value

	INTERNET - 4.6%
65,000	Palo Alto Networks, Inc. *	$ 7,324,200
320,000	Proofpoint, Inc. *	23,795,200
699,000	Wayfair, Inc. *	28,302,510
		59,421,910
	IRON/STEEL - 2.5%
950,000	Steel Dynamics, Inc.	33,022,000

	PHARMACEUTICALS - 5.3%
428,000	AbbVie, Inc.	27,888,480
221,100	ACADIA Pharmaceuticals, Inc. *	7,601,418
225,800	Agios Pharmaceuticals, Inc. *	13,186,720
1,317,377	Collegium Pharmaceutical, Inc. *	13,252,811
921,151	ESSA Pharma, Inc. *^#+	2,510,321
1,458,333	ESSA Pharma, Inc. *^#+	3,974,249
		68,413,999
	RETAIL - 3.6%
565,000	Lowe's Cos., Inc.	46,448,650

	SEMICONDUCTORS - 11.0%
200,000	ASML Holding NV	26,560,000
370,000	Cirrus Logic, Inc. *	22,455,300
555,000	Inphi Corp. *	27,095,100
1,046,700	Integrated Device Technology, Inc. *	24,775,389
325,000	Lam Research Corp.	41,717,000
		142,602,789
	SOFTWARE - 7.2%
550,000	CyberArk Software, Ltd. *	27,978,500
670,000	Instructure, Inc. *	15,678,000
500,000	Splunk, Inc. *	31,145,000
665,000	Twilio, Inc. *	19,198,550
		94,000,050
	TRANSPORTATION - 4.1%
1,130,000	XPO Logistics, Inc. *	54,115,700

	TOTAL COMMON STOCK (Cost $903,208,666)	1,122,271,088

	PREFERRED STOCK - 0.2%
	PHARMACEUTICALS - 0.2%
3,062,500	Entasis Therapeutics *#+!	2,909,375
	TOTAL PREFERRED STOCK (Cost $3,062,500)	2,909,375

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.6%
300,000	Crown Castle International Corp.	28,335,000
80,000	Extra Space Storage, Inc.	5,951,200
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,827,000
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $40,777,903)	47,113,200

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Fair Value

SHORT-TERM INVESTMENTS - 9.6%
125,209,919	Fidelity Investments Money Market Fund - Institutional Class, 0.60% ** (Cost $125,209,919)	$ 125,209,919

	TOTAL INVESTMENTS - 99.6% (Cost $1,072,258,988)(a)	$ 1,297,503,582
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	5,267,472
	TOTAL NET ASSETS - 100.0%	$ 1,302,771,054

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2017.
^ Private investments in public equities "PIPE". PIPE invesments are Unregistered shares of an illiquid and restricted security.
# Affilliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
+ Fair valued security. As of March 31, 2017 fair valued securities had a market value of $9,393,945 and represented 0.7% of Total Net Assets.
! Private investment.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,068,656,145 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 262,320,510
	Unrealized depreciation	(33,473,073)
	Net unrealized appreciation	$ 228,847,437

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Fair Value

	COMMON STOCK - 90.9%
	BIOTECHNOLOGY - 45.3%
128,900	Acceleron Pharma, Inc. *	$ 3,411,983
600,000	Achillion Pharmaceuticals, Inc. *	2,526,000
79,000	Alder Biopharmaceuticals, Inc. *	1,643,200
90,000	Alnylam Pharmaceuticals, Inc. *	4,612,500
184,100	Applied Genetic Technologies Corp. *	1,270,290
225,000	Audentes Therapeutics, Inc. *	3,834,000
130,000	Bellicum Pharmaceuticals, Inc. *	1,604,200
75,000	BioMarin Pharmaceutical Inc. *	6,583,500
121,700	Bluebird Bio, Inc. *	11,062,530
265,000	Blueprint Medicines Corp. *	10,597,350
75,300	Celgene Corp. *	9,369,579
150,000	CytomX Therapeutics, Inc. *	2,590,500
275,000	Epizyme, Inc. *	4,716,250
105,000	Five Prime Therapeutics, Inc. *	3,795,750
40,000	Incyte Corp. *	5,346,800
90,000	Juno Therapeutics, Inc. *	1,997,100
128,000	Kite Pharma, Inc. *	10,046,720
239,000	Loxo Oncology, Inc. *	10,057,120
147,000	MacroGenics, Inc. *	2,734,200
120,000	Prothena Corp. PLC *	6,694,800
81,000	Sage Therapeutics, Inc. *	5,756,670
120,000	Seattle Genetics, Inc. *	7,543,200
150,000	Spark Therapeutics, Inc. *	8,001,000
410,000	Stemline Therapeutics, Inc. *	3,505,500
100,000	TiGenix NV *	1,560,000
87,400	Ultragenyx Pharmaceutical, Inc. *	5,923,972
930,000	Veracyte, Inc. *	8,537,400
34,600	Vertex Pharmaceuticals, Inc. *	3,783,510
277,500	WaVe Life Sciences, Ltd. *	7,631,250
		156,736,874
	HEALTHCARE-PRODUCTS - 3.4%
306,200	Accuray, Inc. *	1,454,450
180,000	AtriCure, Inc. *	3,447,000
75,000	Natus Medical, Inc. *	2,943,750
110,000	Repligen Corp. *	3,872,000
		11,717,200
	PHARMACEUTICALS - 38.7%
110,000	AbbVie, Inc.	7,167,600
113,600	ACADIA Pharmaceuticals, Inc. *	3,905,568
140,000	Aclaris Therapeutics, Inc. *	4,174,800
75,000	Agios Pharmaceuticals, Inc. *	4,380,000
310,000	Aimmune Therapeutics, Inc.	6,736,300
175,000	Aquinox Pharmaceuticals, Inc. *	2,920,750
246,100	Ascendis Pharma A/S *	6,890,800
81,000	Avexis, Inc. *	6,158,430
264,000	Cidara Therapeutics, Inc. *	2,059,200
145,000	Coherus Biosciences, Inc. *	3,066,750
836,235	Colegium Pharmaceutical, Inc. *	8,412,524
223,000	DBV Technologies SA *	7,854,060
377,000	Dicerna Pharmaceuticals, Inc. *	1,281,800
131,593	ESSA Pharma, Inc. *^+	358,617
208,333	ESSA Pharma, Inc. *^+	567,749
52,000	Galapagos NV *	4,481,880
165,000	Global Blood Therapeutics, Inc. *	6,080,250
63,500	GW Pharmaceuticals PLC *	7,679,690

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Fair Value

	PHARMACEUTICALS (Cont.) - 38.7%
98,100	KalVista Pharmaceuticals, Inc. *	$ 766,161
295,000	Myovant Sciences Ltd. *	3,463,300
125,000	Neurocrine Biosciences, Inc. *	5,412,500
108,000	Proteostasis Therapeutics, Inc. *	844,560
370,000	Supernus Pharmaceuticals, Inc. *	11,581,000
150,000	Syros Pharmaceuticals, Inc. *	2,389,500
26,000	TESARO, Inc. *	4,000,620
600,000	Tetraphase Pharmaceutical *	5,514,000
900,000	Tracon Pharmaceuticals, Inc. *#	3,375,000
300,000	Voyager Therapeutics, Inc. *	3,972,000
344,000	Xencor, Inc. *	8,228,480
		133,723,889
	SOFTWARE - 3.5%
51,200	athenahealth, Inc. *	5,769,728
108,200	Cerner Corp. *	6,367,570
		12,137,298
	TOTAL COMMON STOCK (Cost $270,741,356)	314,315,261

	PREFERRED STOCK - 0.1%
	PHARMACEUTICALS - 0.1%
437,500	Entasis Therapeutics *+!	415,625
	TOTAL PREFERRED STOCK (Cost $437,500)	415,625

	SHORT-TERM INVESTMENTS - 8.5%
29,314,602	Fidelity Investments Money Market Fund - Institutional Class, 0.60% ** (Cost $29,314,602)	29,314,602

	TOTAL INVESTMENTS - 99.5% (Cost $300,493,458)(a)	$ 344,045,488
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	1,664,407
	TOTAL NET ASSETS - 100.0%	$ 345,709,895

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2017.
^ Private investments in public equities "PIPE". PIPE invesments are Unregistered shares of an illiquid and restricted security.
+ Fair valued security. As of March 31, 2017 fair valued securities had a market value of $1,341,991 and represented 0.4% of Total Net Assets.
# Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
! Private investment.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $301,516,895 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 75,436,402
	Unrealized depreciation	(32,907,809)
	Net unrealized appreciation	$ 42,528,593

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Fair Value

	COMMON STOCK - 41.9%
	AGRICULTURE - 1.1%
8,500	Bunge Ltd. ^+	$ 673,710

	AUTO MANUFACTURERS - 2.6%
30,000	Honda Motor Co., Ltd. +	907,800
20,000	New Flyer Industries, Inc.	736,182
		1,643,982
	AUTO PARTS & EQUIPMENT - 2.6%
45,500	Cie Generale des Etablissement Michelin - ADR	1,103,375
13,300	Magna International, Inc. ^	574,028
		1,677,403
	BANKS - 2.4%
24,000	First Hawaiian, Inc.	718,080
23,000	Nordea Bank - ADR	263,695
20,500	Westpac Banking Corp. - ADR	547,760
		1,529,535
	BUILDING MATERIALS - 1.9%
29,500	Johnson Controls International plc ^+	1,242,540

	COMMERCIAL SERVICES - 3.9%
86,500	Atlantia SpA - ADR	1,118,445
17,600	Macquarie Infrastructure Corp.	1,418,208
		2,536,653
	ELECTRIC - 7.5%
28,000	Atlantica Yield plc	586,880
32,500	Energias de Portugal - ADR	1,106,625
22,500	Hydro One Limited #	409,122
70,000	NRG Yield, Inc.	1,239,000
45,500	Red Electrica Corp. - ADR	434,980
54,000	SSE PLC - ADR	1,017,630
		4,794,237
	ELECTRICAL COMPONENETS & EQUIPMENT - 2.4%
1,000	Acuity Brands, Inc. ^+	204,000
90,500	Schneider Electric - ADR	1,324,468
		1,528,468
	ENERGY-ALTERNATE SOURCES - 2.9%
55,000	Pattern Energy Group, Inc. ^	1,107,150
125,000	Terraform Global, Inc.	600,000
11,000	Terraform Power, Inc. *	136,070
		1,843,220
	ENGINEERING & CONSTRUCTION - 1.4%
46,000	Vinci SA - ADR	912,180

	INSURANCE - 1.9%
61,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	1,205,400

	MACHINERY - CONSTRUCTION & MINING - 1.9%
50,500	ABB, Ltd. - ADR	1,181,700

	MISCELLANEOUS MANUFACTURING - 0.7%
6,500	Eaton Corp. PLC	481,975

	PHARMACEUTICALS - 1.7%
17,300	AbbVie, Inc. ^+	1,127,268

	PRIVATE EQUITY - 2.3%
100,000	Hercules Capital, Inc.	1,513,000

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Fair Value

	RETAIL - 1.3%
100,000	Kingfisher PLC - ADR	$ 834,000

	SEMICONDUCTORS - 2.7%
2,500	Lam Research Corp. ^+	320,900
43,000	Taiwan Semiconductors Manufacturing Co., Ltd. - ADR	1,412,120
		1,733,020
	TELECOMMUNICATIONS - 0.6%
59,000	Telefonaktiebolaget LM Ericsson - ADR	391,760

	TRANSPORTATION - 0.2%
1,000	Norfolk Southern Corp. ^+	111,970

	TOTAL COMMON STOCK (Cost $24,681,646)	26,962,021

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.7%
60,500	Brandywine Realty Trust	981,915
8,300	Crown Castle International Corp. ^+	783,935
1,500	Extra Space Storage, Inc.	111,585
69,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,393,800
38,500	Lexington Realty Trust	384,230
12,000	Liberty Property Trust	462,600
7,000	Ventas, Inc. +	455,280
5,500	Welltower, Inc. ^	389,510
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $4,636,704)	4,962,855

	MUTUAL FUNDS - 2.6%
	DEBT FUNDS - 2.6%
161,992	Stone Ridge Reinsurance Risk Premium Interval Fund	1,674,995
	TOTAL MUTUAL FUNDS (Cost $1,656,887)	1,674,995

	PREFERRED STOCK - 5.5%
	DEBT FUNDS - 1.6%
9,800	Bunge, Ltd., 4.88%, Perpetual	1,051,050

	BANKS - 0.8%
6,000	BB&T Corp., 5.85%, Perpetual	152,520
12,000	First Republic Bank, 7.00%, Perpetual	323,160
		475,680
	PRIVATE EQUITY - 2.0%
51,000	Hercules Capital, Inc., 6.25%, 7/30/2024	1,308,150

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.1%
17,500	Digital Realty Trust, Inc., 7.38%, Perpetual	481,250
8,000	Public Storage, , 6.38%, Perpetual	212,960
		694,210
	TOTAL PREFERRED STOCK (Cost $3,414,468)	3,529,090

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Fair Value

	LIMITED PARTNERSHIPS - 8.5%
	ELECTRIC - 3.4%
61,000	8Point3 Energy Partners LP	$ 827,770
44,500	Brookfield Renewable Partners LP	1,322,985
		2,150,755
	ENERGY - ALTERNATIVE SOURCES - 2.5%
49,500	NextEra Energy Partners LP ^	1,639,935

	PIPELINES - 2.6%
38,000	Spectra Energy Partners LP ^	1,659,080

	TOTAL LIMITED PARTNERSHIPS (Cost $5,353,746)	5,449,770

Par Value
	BONDS - 15.4%
	ADVERTISING - 0.2%
$ 50,000	Lamar Media Corp., 5.00%, 5/1/2023	51,750
65,000	Lamar Media Corp., 5.88%, 2/1/2022	67,327
		119,077
	AGRICULTURE - 0.2%
100,000	Bunge Ltd Finance Corp., 3.50%, 11/24/2020	102,694

	APPAREL - 0.2%
125,000	Under Armour, Inc., 3.25%, 6/15/2026	114,371

	AUTO MANUFACTURERS - 0.2%
100,000	Tesla Motors, Inc., 0.25%, 3/1/2019	100,375

	AUTO PARTS & EQUIPMENT - 0.6%
200,000	Lear Corp., 5.25%, 1/15/2025	211,025
175,000	Lear Corp., 5.38%, 3/15/2024	184,746
		395,771
	BANKS - 1.7%
225,000	Bank of America Corp., 1.95%, 5/12/2018	225,560
170,000	BB&T Corp., 2.63%, 6/29/2020	171,812
200,000	Citizens Financial Group, Inc., 2.38%, 7/28/2021	197,419
140,000	First Horizon National Corp., 3.50%, 12/15/2020	143,974
225,000	Morgan Stanley, 2.20%, 12/7/2018	226,015
51,000	Synovus Financial Corp., 5.13%, 6/15/2017	51,351
50,000	Synovus Financial Corp., 7.88%, 2/15/2019	54,598
		1,070,729
	BUILDING MATERIALS - 0.2%
100,000	Masco Corp., 5.95%, 3/15/2022	112,435

	COMPUTERS - 0.3%
225,000	Apple, Inc., 2.85%, 2/23/2023	227,308

	DISTIBUTION/WHOLESALE - 0.2%
125,000	LKQ Corp., 4.75%, 5/15/2023	125,000

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
55,000	CIT Group, Inc., 5.00%, 5/15/2017	55,182
160,000	E*Trade Financial Corp., 5.38%, 11/15/2022	167,670
200,000	Intercontinental Exchange, Inc., 3.75%, 12/1/2025	206,089
175,000	Lazard Group LLC, 4.25%, 11/14/2020	184,211
225,000	TD Ameritrade Holding Corp., 2.95%, 4/1/2022	227,930
		841,082
	ELECTRIC - 1.2%
225,000	Georgia Power Co., 3.25%, 4/1/2026	220,196
225,000	MidAmerican Energy Co., 3.10%, 5/1/2027	224,717
100,000	NRG Yield, Inc., 3.50%, 2/1/2019 #	101,687
250,000	NRG Yield Operating LLC, 5.00%, 9/15/2026 #	244,375
		790,975

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Par Value		Fair Value

	ELECTRONICS - 0.2%
$ 50,000	Allegion PLC, 5.88%, 9/15/2023	$ 53,625
50,000	Allegion US Holding Co., Inc., 5.75%, 10/1/2021	52,312
		105,937
	ENERGY - ALTERNATIVE SOURCES - 0.1%
100,000	Pattern Energy Group, Inc., 4.00%, 7/15/2020	99,625

	HOME BUILDERS - 0.2%
125,000	Lennar Corp., 6.95%, 6/1/2018	131,562

	HOUSEHOLD PRODUCTS/WARES - 0.2%
125,000	Spectrum Brands, Inc., 6.63%, 11/15/2022	132,344

	INSURANCE - 0.3%
175,000	Aflac, Inc., 3.25%, 3/17/2025	175,630

	MISCELLANEOUS MANUFACTURING - 0.3%
175,000	Eaton Corp., 4.00%, 11/2/2032	177,874

	PACKAGING & CONTAINERS - 0.3%
100,000	Graphic Packaging International, Inc., 4.75%, 4/15/2021	104,750
100,000	WestRock RKT Co., 4.90%, 3/1/2022	108,404
		213,154
	PIPELINES - 0.8%
100,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020 #	101,980
100,000	Spectra Energy Capital, LLC., 5.63%, 3/1/2020	107,102
250,000	Spectra Energy Capital, LLC., 8.00%, 10/1/2019	282,536
		491,618
	PRIVATE EQUITY - 0.3%
200,000	Hercules Capital, Inc., 4.38%, 2/1/2022 #	205,250

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.4%
165,000	Boston Properties LP, 5.63%, 11/15/2020	182,003
250,000	Brandywine Operating Partnership LP, 3.95%, 2/15/2023	251,068
250,000	Brandywine Operating Partnership LP, 4.10%, 10/1/2024	249,758
475,000	Crown Castle International Corp., 5.25%, 1/15/2023	518,988
250,000	Digital Realty Trust LP, 5.25%, 3/15/2021	271,482
140,000	HCP, Inc., 2.63%, 2/1/2020	140,938
100,000	HCP, Inc., 4.00%, 12/1/2022	103,278
250,000	HCP, Inc., 4.00%, 6/1/2025	251,164
185,000	Healthcare Realty Trust, Inc., 5.75%, 1/15/2021	202,923
130,000	Highwoods Realty LP, 3.20%, 6/15/2021	130,901
100,000	Kimco Realty Corp., 6.88%, 10/1/2019	111,437
320,000	Lexington Realty Trust, 4.40%, 6/15/2024	316,901
215,000	Simon Property Group LP, 3.75%, 2/1/2024	223,192
250,000	Washington Real Estate Investment Trust, 3.95%, 10/15/2022	251,477
190,000	Welltower, Inc., 4.50%, 1/15/2024	200,196
50,000	WP Carey, Inc., 4.60%, 4/1/2024	51,822
		3,457,528

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Par Value		Fair Value

	RETAIL - 0.6%
$ 160,000	AutoZone, Inc., 4.00%, 11/15/2020	$ 168,379
100,000	Lowe's Cos, Inc., 5.80%, 10/15/2036	122,035
125,000	Sally Holdings LLC, 5.75%, 6/1/2022	129,219
		419,633
	TRANSPORTATION - 0.4%
250,000	XPO Logistics, Inc., 6.50%, 6/15/2022 #	263,437

	TOTAL BONDS (Cost $9,891,228)	9,873,409

	MUNICIPAL BONDS - 1.2%
	CALIFORNIA - 0.2%
100,000	City of Napa CA Solid Waste Revenue, 2.33%, 8/1/2025	94,021

	HAWAII - 0.2%
150,000	City & County of Honolulu HI, 2.52%, 10/1/2026	143,946

	MASSACHUSETTS - 1.0%
30,000	Town of Lancaster MA, 2.85%, 9/15/2019	30,246

	MICHIGAN - 0.2%
25,000	County of Ottawa MI, 7.00%, 5/1/2027	27,856
95,000	Detroit City School District, 6.25%, 5/1/2018	98,840
20,000	Fraser Public School District, 5.45%, 5/1/2020	21,288
		147,984
	NEW JERSEY - 0.5%
315,000	Mainland Regional High School District, 5.38%, 10/15/2025	335,262

	NEW JERSEY - 0.0%
25,000	City of Auburn NY, 2.63%, 3/1/2020	25,114

	TOTAL MUNICIPAL BONDS (Cost $785,894)	776,573

	ASSET BACKED SECURITIES - 8.0%
75,000	CarMax Auto Owner Trust 2013-4, 1.95%, 9/16/2019	75,263
156,464	FGLMC Collateral, 3.00%, 8/1/2043	155,729
126,601	FGLMC Collateral, 3.50%, 10/1/2026	132,098
183,404	FGLMC Collateral, 3.50%, 1/1/2030	191,543
143,921	FGLMC Collateral, 3.50% 10/1/2043	147,889
132,692	FGLMC Collateral, 3.50% 1/1/2044	136,348
178,934	FGLMC Collateral, 3.50% 11/1/2044	183,263
191,758	FGLMC Collateral, 3.50% 9/1/2046	196,308
140,413	FGLMC Collateral, 4.00%, 11/1/2044	147,461
193,093	FGLMC Collateral, 4.00%, 1/1/2045	202,785
203,120	FGLMC Collateral, 4.00%, 2/1/2045	213,315
269,394	FGLMC Collateral, 4.00%, 11/1/2045	282,916
132,790	FGLMC Collateral, 4.50%, 1/1/2040	143,691
79,949	FNMA Collateral, 2.50%, 3/1/2028	80,908
126,035	FNMA Collateral, 3.00%, 12/1/2026	129,719
72,974	FNMA Collateral, 3.00%, 3/1/2027	75,110
104,290	FNMA Collateral, 3.00%, 4/1/2027	107,345
169,477	FNMA Collateral, 3.00%, 2/1/2031	173,980
169,291	FNMA Collateral, 3.00%, 12/1/2042	168,822
163,515	FNMA Collateral, 3.00%, 7/1/2043	163,035
82,949	FNMA Collateral, 3.00%, 9/1/2043	82,688
86,055	FNMA Collateral, 3.50%, 4/1/2042	88,490
151,692	FNMA Collateral, 3.50%, 3/1/2045	155,302
172,154	FNMA Collateral, 3.50%, 1/1/2046	176,252
109,345	FNMA Collateral, 4.00%, 2/1/2046	114,880
146,170	FNMA Collateral, 4.50%, 7/1/2040	157,415

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Par Value		Fair Value

	ASSET BACKED SECURITIES - 8.0% (Cont.)
170,346	FNMA Collateral, 4.50%, 9/1/2040	$ 183,344
173,636	FNMA Collateral, 4.50%, 6/1/2044	186,823
169,956	GNMA2 Collateral, 3.00%, 9/20/2045	171,699
128,892	GNMA2 Collateral, 3.00%, 1/20/2046	130,214
151,491	GNMA2 Collateral, 3.50%, 11/20/2045	157,302
151,047	GNMA2 Collateral, 4.00%, 3/20/2045	159,720
65,831	GNMA2 Collateral, 4.00%, 8/20/2045	69,633
202,121	GNMA2 Collateral, 4.00%, 9/20/2045	213,727
	TOTAL ASSET BACKED SECURITIES (Cost $5,252,377)	5,155,017

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.2%
100,000	WFRBS Commercial Mortgage Trust 2014-LC14, 2.86%, 3/15/2047	101,590
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $102,377)	101,590

Shares

	SHORT-TERM INVESTMENTS - 8.8%
2,580,686	Federated Treasury Obligations Fund - Institutional Shares, 0.32% **^	2,580,686
3,056,729	Fidelity Investments Money Market Fund - Institutional Class, 0.60% **^	3,056,729
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,637,415)	5,637,415

	TOTAL INVESTMENTS - 99.8% (Cost $61,412,742)(a)	$ 64,122,735
	TOTAL CALL OPTIONS WRITTEN - (0.0) % (Premiums Received $14,045)(a)	(10,695)
	TOTAL CALL OPTIONS WRITTEN - (0.1) % (Premiums Received $28,391)(a)	(8,720)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	180,872
	TOTAL NET ASSETS - 100.0%	$ 64,284,192

Contracts ~

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0) % *
10	AbbVie, Inc.
	May 2017, Exercise Price $67.50	830
10	Bunge Ltd.
	May 2017, Exercise Price $82.50	1,700
30	Johnson Controls, Inc.
	April 2017, Exercise Price $47.00	165
25	Lam Research Corp.
	April 2017, Exercise Price $130.00	7,000
10	Norfolk Southern Corp.
	May 2017, Exercise Price $120.00	1,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $14,045)	$ 10,695

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Contracts ~			Fair Value

SCHEDULE OF PUT OPTIONS WRITTEN - (0.1) % *
10	Acuity Brands, Inc.
	May 2017, Exercise Price $195.00		$ 6,180
30	Crown Castle International Corp.
	April 2017, Exercise Price $80.00		150
30	Honda Motor Co., Ltd.
	April 2017, Exercise Price $30.00		1,140
25	Ventas, Inc.
	May 2017, Exercise Price $60.00		1,250
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $28,391)		$ 8,720

ADR - American Depository Receipts
PLC - Public Limited Company
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2017.
# 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.06% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
^ All or a portion of the security is segregated as collateral for options written.
+ Subject to written options.
~ Each contract is equivalent to 100 shares of the underlying common stock.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including written options is $61,420,846 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 3,427,184
		Unrealized depreciation	(744,710)
		Net unrealized appreciation	$ 2,682,474

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund's assets and liabilities measured at fair value:

Eventide Gilead Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$ 1,115,786,518	$ 6,484,570	$ -	$ 1,122,271,088
Preferred Stock	-	-	2,909,375	2,909,375
Real Estate Investment Trust (REITs)	47,113,200	-	-	47,113,200
Short-Term Investments	125,209,919	-	-	125,209,919
Total	$ 1,288,109,637	$ 6,484,570	$ 2,909,375	$ 1,297,503,582

Eventide Healthcare & Life Sciences Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$ 313,388,895	$ 926,366	$ -	$ 314,315,261
Preferred Stock	-	-	415,625	415,625
Short-Term Investments	29,314,602	-	-	29,314,602
Total	$ 342,703,497	$ 926,366	$ 415,625	$ 344,045,488

Eventide Multi-Asset Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$ 26,962,021	$ -	$ -	$ 26,962,021
Real Estate Investment Trust (REITs)	4,962,855	-	-	4,962,855
Mutual Funds	1,674,995	-	-	1,674,995
Preferred Stock	3,529,090	-	-	3,529,090
Limited Partnerships	5,449,770	-	-	5,449,770
Bonds	-	9,873,409	-	9,873,409
Municipal Bonds	-	776,573	-	776,573
Asset Backed Securities	-	5,155,017	-	5,155,017
Commercial Mortgage Backed Securities	-	101,590	-	101,590
Short-Term Investments	5,637,415	-	-	5,637,415
Total	$ 48,216,146	$ 15,906,589	$ -	$ 64,122,735

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$ 8,830	$ 1,865	$ -	$ 10,695
Put Options Written	$ 8,570	$ 150	$ -	$ 8,720
Total	$ 17,400	$ 2,015	$ -	$ 19,415

* There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
** For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

The following is a reconciliation of assets in which level 3 inputs were used in determining value:
Eventide Gilead Fund
	Preferred Stock	Private Limited Partnership	Total
Beginning Balance 6/30/2016	$ 8,562,158	$ 16,244,758	$ 24,806,916
Total realized gain (loss)	(7,633,520)	20,734,844	13,101,324
Appreciation (Depreciation)	2,824,534	(6,091,784)	(3,267,250)
Cost of Purchases	-	-	-
Proceeds from Sales	(843,797)	(30,887,818)	(31,731,615)
Net transfers in/out of level 3	-	-	-
Ending Balance 3/31/2017	$ 2,909,375	$ -	$ 2,909,375

Eventide Healthcare & Life Sciences Fund
	Preferred Stock	Private Limited Partnership	Total
Beginning Balance 6/30/2016	$ 415,625	$ 4,061,189	$ 4,476,814
Total realized gain (loss)	-	5,183,711	5,183,711
Appreciation (Depreciation)	-	(1,522,946)	(1,522,946)
Cost of Purchases	-	-	-
Proceeds from Sales	-	(7,721,954)	(7,721,954)
Net transfers in/out of level 3	-	-	-
Ending Balance 3/31/2017	$ 415,625	$ -	$ 415,625

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 securities are (1) review of the underlying common stock (2) review of the preferred stock conversion price outlined in the holding’s press release (3) review of any significant price changes in the underlying stock during the period. Significant changes in any of these inputs could result in a significantly lower or higher fair value treatment.

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 limited partnership interests in SFJ Pharmaceutical, IX L.P., are as follows (1) review the discounted cash flow analysis (2) based on this analysis, determine an appropriate discount based on conservative measures, to fair value the security. A 5% decrease in the discount rate would increase the fair value by approximately 67% and a 5% increase would decrease the value by approximately 43%.

Portfolio Concentration Risk - The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Gilead Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. Eventide Healthcare & Life Sciences Fund may also invest in a relatively fewer number of issuers. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which is more diversified or invests in other industries.

Private Investment Risk - The Fund may invest in private investment in public equities (“PIPE”). PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE securities may be deemed illiquid.

Option Risk - The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. During the period ended March 31, 2017, the Multi-Asset Income Fund's unrealized depreciation on written option contracts subject to equity price risk amounted to $19,415 and serve as an indicator of the volume of derivative activity for the Fund during the period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 5/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 5/23/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer /Treasurer

Date 5/23/2017